SEMI-ANNUAL REPORT AS OF
SEPTEMBER 30, 1996 (UNAUDITED)



SEI INDEX FUNDS



================================================================================
S&P 500 Index
================================================================================
Bond Index
================================================================================

SEI Logo
[GRAPHIC OMITTED]

TABLE OF CONTENTS
============================================================================


STATEMENT OF NET ASSETS..............................................     1
STATEMENT OF OPERATIONS..............................................    10
STATEMENTS OF CHANGES IN NET ASSETS..................................    11
FINANCIAL HIGHLIGHTS.................................................    12
NOTES TO FINANCIAL STATEMENTS........................................    13
SHAREHOLDER VOTING RESULTS...........................................    16

STATEMENT OF NET ASSETS
================================================================================
SEI INDEX FUNDS -- SEPTEMBER 30, 1996 (UNAUDITED)



S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCKS -- 96.0%
AGRICULTURE -- 0.1%
   Pioneer Hi Bred International      11,400     $     690
                                                 ---------
AIR TRANSPORTATION -- 0.4%
   AMR*                               12,585         1,002
   Delta Air Lines                    10,885           784
   Federal Express*                    7,835           621
   Southwest Airlines                 20,000           457
   US Air Group*                       8,865           146
                                                 ---------
                                                     3,010
                                                 ---------
AIRCRAFT -- 2.0%
   Allied Signal                      39,070         2,574
   Boeing                             48,103         4,546
   General Dynamics                    8,730           601
   Lockheed Martin                    27,616         2,489
   McDonnell Douglas                  29,690         1,559
   Northrop                            7,965           639
   Textron                            11,055           940
   United Technologies                16,865         2,026
                                                 ---------
                                                    15,374
                                                 ---------
APPAREL/TEXTILES -- 0.2%
   Fruit of the Loom*, Cl A           10,500           325
   Liz Claiborne                      10,150           378
   Russell                             5,365           173
   Springs Industries, Cl A            2,770           123
   VF                                  8,730           525
                                                 ---------
                                                     1,524
                                                 ---------
AUTOMOTIVE -- 2.4%
   Chrysler                          100,584         2,879
   Cooper Tire & Rubber               11,600           251
   Dana                               14,030           424
   Eaton                              10,730           648
   Echlin                              8,435           265
   Fleetwood Enterprises               4,890           150
   Ford Motor                        163,340         5,104
   General Motors                    104,430         5,013
   Genuine Parts                      16,695           730
   Goodyear Tire & Rubber             21,470           990
   ITT Industries                     16,265           392
   Navistar International*            10,426            89
   Paccar                              5,354           293
   TRW                                 8,860           824
                                                 ---------
                                                    18,052
                                                 ---------
BANKS -- 7.2%
   Banc One                           60,186         2,468
   Bank of Boston                     21,507         1,245
   Bank of New York                   53,300         1,566
   BankAmerica                        49,688         4,081

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Bankers Trust, New York            11,504     $     905
   Barnett Banks                      26,670           900
   Boatmen's Bancshares               21,600         1,207
   Chase Manhattan                    61,214         4,905
   Citicorp                           66,345         6,013
   Comerica                           15,900           819
   CoreStates Financial               30,745         1,330
   Fifth Third Bancorp                14,600           849
   First Chicago                      43,702         1,978
   First Union                        38,062         2,541
   Fleet Financial Group              36,289         1,615
   Golden West Financial               8,005           467
   Great Western Financial            18,970           503
   H.F. Ahmanson                      14,800           414
   J.P. Morgan                        25,730         2,287
   KeyCorp                            31,771         1,398
   Mellon Bank                        17,905         1,061
   National City                      30,600         1,289
   NationsBank                        40,261         3,498
   Norwest                            51,186         2,092
   PNC Bank                           47,060         1,571
   Republic New York                   7,600           525
   SunTrust Banks                     30,430         1,248
   U.S. Bancorp                       21,300           841
   Wachovia                           23,000         1,138
   Wells Fargo                        12,928         3,361
                                                 ---------
                                                    54,115
                                                 ---------
CHEMICALS -- 2.7%
   Air Products & Chemicals           15,370           895
   B.F. Goodrich                       7,390           333
   Dow Chemical                       33,850         2,716
   E.I. du Pont de Nemours            77,495         6,839
   Eastman Chemical                   10,791           630
   FMC*                                5,165           351
   Great Lakes Chemical                8,800           502
   Hercules                           14,795           810
   Monsanto                           80,950         2,955
   Morton International               19,695           783
   Nalco Chemical                      9,300           337
   Praxair                            21,465           923
   Rohm & Haas                         9,035           592
   Union Carbide                      17,865           815
   W.R. Grace*                        11,300           588
                                                 ---------
                                                    20,069
                                                 ---------
COMMUNICATIONS -- 8.3%
   Airtouch Communications*           68,890         1,903
   ALLTEL                             26,200           730
   Ameritech                          75,910         3,995
   AT&T                              222,699        11,636
   Bell Atlantic                      60,500         3,622
   BellSouth                         140,627         5,203

STATEMENT OF NET ASSETS
================================================================================
SEI INDEX FUNDS -- SEPTEMBER 30, 1996 (UNAUDITED)



S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Comcast, Special Cl A*             32,227     $     495
   DSC Communications*                16,130           403
   GTE                               133,680         5,147
   Harris*                             5,365           349
   Interpublic Group                  11,200           529
   Lucent Technologies                 9,000           413
   MCI Communications                 95,030         2,435
   Motorola                           81,860         4,226
   Northern Telecom Ltd.              35,665         2,060
   NYNEX                              60,600         2,636
   Pacific Telesis Group              59,190         1,990
   SBC Telecommunications             84,190         4,052
   Scientific-Atlanta                 10,584           168
   Sprint                             59,500         2,313
   Tele-Communications, Cl A*         90,235         1,348
   Tellabs*                           12,300           869
   US West                            65,960         1,962
   US West Media Group*               65,460         1,105
   Viacom, Cl B*                      49,300         1,750
   WorldCom*                          53,600         1,146
                                                 ---------
                                                    62,485
                                                 ---------
COMPUTERS & SERVICES -- 8.0%
   Amdahl*                            16,700           158
   Apple Computer*                    17,220           382
   Autodesk                            6,300           163
   Automatic Data Processing          40,020         1,746
   Bay Networks*                      26,000           708
   Cabletron Systems*                 10,500           718
   Ceridian*                           9,465           473
   Cisco Systems*                     89,400         5,548
   Compaq Computer*                   37,190         2,385
   Computer Associates International  50,335         3,008
   Computer Sciences*                 10,360           796
   CUC International*                 34,000         1,356
   Data General*                       5,470            77
   Dell Computer*                     12,500           972
   Digital Equipment*                 21,515           769
   EMC*                               32,000           724
   First Data                         30,952         2,526
   Hewlett Packard                   141,260         6,886
   International Business Machines    72,980         9,086
   Intergraph*                         6,535            72
   Microsoft*                         82,600        10,893
   Novell*                            48,800           537
   Oracle Systems*                    90,362         3,846
   Pitney Bowes                       20,560         1,082
   Safety-Kleen                        8,010           132
   Seagate Technology*                14,600           816
   Shared Medical Systems              3,195           182
   Silicon Graphics*                  23,800           527
   Sun Microsystems*                  25,400         1,578
   Tandem Computers*                  16,250           175
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Tandy                               8,197     $     331
   Texas Instruments                  26,160         1,442
   Unisys*                            23,985           147
                                                 ---------
                                                    60,241
                                                 ---------
CONSTRUCTION -- 0.4%
   Armstrong World Industries          5,065           316
   Centex                              3,940           129
   Fluor                              11,530           709
   Foster Wheeler                      5,565           243
   Halliburton                        15,870           819
   McDermott International             7,565           165
   Owens-Corning Fiberglass            7,165           264
                                                 ---------
                                                     2,645
                                                 ---------
CONTAINERS & PACKAGING -- 0.1%
   Ball                                4,195           103
   Crown Cork & Seal                  17,685           816
                                                 ---------
                                                       919
                                                 ---------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT-- 2.9%
   3Com*                              23,300         1,399
   Advanced Micro Devices*            18,730           276
   AMP                                30,278         1,173
   Honeywell                          17,460         1,102
   Intel                             113,620        10,844
   Johnson Controls                    5,765           432
   LSI Logic*                         17,800           414
   Micron Technology                  28,800           878
   Millipore                           5,990           237
   National Semiconductor*            19,125           385
   Perkin Elmer                        6,065           351
   Raytheon                           32,640         1,816
   Rockwell International             30,130         1,699
   Tektronix                           4,570           187
   Thomas & Betts                      5,540           227
                                                 ---------
                                                    21,420
                                                 ---------
ENVIRONMENTAL SERVICES -- 0.5%
   Browning-Ferris Industries         29,335           733
   Ecolab                              8,850           299
   Laidlaw, Cl B                      43,200           475
   WMX Technologies                   67,880         2,232
                                                 ---------
                                                     3,739
                                                 ---------
FINANCIAL SERVICES -- 3.6%
   Allstate                           61,452         3,027
   American Express                   65,547         3,032
   Beneficial                          7,390           425
   Dean Witter Discover               22,708         1,249
   Federal Home Loan Mortgage
     Corporation                      24,700         2,418

================================================================================




--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

   Federal National Mortgage
     Association                     150,860    $    5,261
   First Bank System                  19,500         1,304
   Green Tree Financial               19,000           746
   Household International            13,330         1,096
   MBNA                               30,800         1,070
   Merrill Lynch                      23,300         1,529
   Morgan Stanley Group               21,000         1,045
   Salomon                            14,565           665
   Transamerica                        9,130           638
   Travelers Group                    66,058         3,245
                                                 ---------
                                                    26,750
                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 8.5%
   Adolph Coors, Cl B                  5,265           115
   American Brands                    23,540           995
   Anheuser Busch                     67,700         2,547
   Archer Daniels Midland             75,428         1,452
   Brown-Forman, Cl B                  9,560           374
   CPC International                  19,960         1,494
   Campbell Soup                      34,330         2,678
   Coca-Cola                         344,360        17,519
   Conagra                            33,542         1,652
   Fleming Companies                   5,270            92
   General Mills                      21,960         1,326
   H.J. Heinz                         51,120         1,725
   Hershey Foods                      21,200         1,065
   Kellogg                            29,240         2,014
   PepsiCo                           216,380         6,113
   Philip Morris                     113,110        10,152
   Quaker Oats                        18,760           687
   Ralston-Ralston Purina Group       14,660         1,004
   Sara Lee                           67,080         2,398
   Seagram                            51,700         1,932
   Supervalu                           9,330           257
   Sysco                              25,110           844
   UST                                25,940           768
   Unilever NV, ADR                   22,135         3,489
   Whitman                            14,495           335
   William Wrigley, Jr.               16,005           964
                                                 ---------
                                                    63,991
                                                 ---------
FOOTWEAR -- 0.4%
   Nike, Cl B                         19,760         2,401
   Reebok International                7,720           268
   Stride Rite                         6,800            61
                                                 ---------
                                                     2,730
                                                 ---------
GLASS PRODUCTS -- 0.4%
   Corning                            31,760         1,239
   Newell                             21,900           657
   PPG Industries                     25,790         1,402
                                                 ---------
                                                     3,298
                                                 ---------
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 3.5%
   Alberto-Culver, Cl B                3,790    $      164
   Avon Products                      18,370           912
   Clorox                              7,135           684
   Colgate Palmolive                  20,294         1,763
   Gillette                           61,488         4,435
   International Flavors & Fragrances 15,295           667
   Jostens                             5,350           112
   Masco                              22,140           664
   Maytag                             13,930           272
   Minnesota Mining & Manufacturing   57,930         4,048
   National Service Industries         6,585           230
   Procter & Gamble                   94,654         9,229
   Raychem                             6,165           462
   Rubbermaid                         20,660           506
   Sherwin Williams                   11,880           551
   Snap-On Tools                       8,397           270
   Stanley Works                      12,330           347
   Tupperware                          8,550           419
   Whirlpool                          10,305           522
                                                 ---------
                                                    26,257
                                                 ---------
INSURANCE -- 3.1%
   Aetna                              20,787         1,463
   Alexander & Alexander Services      6,265           104
   American General                   28,280         1,068
   American International Group       64,826         6,531
   Aon                                14,900           808
   Chubb                              24,060         1,107
   Cigna                              10,530         1,262
   General Re                         10,900         1,545
   ITT Hartford Group                 16,165           954
   Jefferson Pilot                     9,870           511
   Lincoln National                   14,430           633
   Loews                              15,900         1,230
   Marsh & McLennan                   10,005           972
   MGIC Investment                     8,100           546
   Providian                          12,930           556
   SAFECO                             17,420           610
   St. Paul                           11,580           643
   Torchmark                           9,887           454
   UNUM                               10,100           648
   USF&G                              16,230           300
   United Healthcare                  25,400         1,057
   USLIFE                              4,745           142
                                                 ---------
                                                    23,144
                                                 ---------
LUMBER & WOOD PRODUCTS -- 0.2%
   Georgia-Pacific                    12,600           997
   Louisiana-Pacific                  15,012           342
                                                 ---------
                                                     1,339
                                                 ---------
                                                                               3

STATEMENT OF NET ASSETS
================================================================================
SEI INDEX FUNDS -- SEPTEMBER 30, 1996 (UNAUDITED)



S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
MACHINERY -- 5.4%
   Applied Materials*                 24,800     $     685
   Baker Hughes                       19,915           605
   Black & Decker                     12,135           504
   Briggs & Stratton                   4,040           179
   Brunswick                          13,630           327
   Case Equipment                     10,000           487
   Caterpillar                        26,650         2,009
   Cincinnati Milacron                 5,495           104
   Cooper Industries                  14,895           644
   Crane                               4,142           184
   Cummins Engine                      5,440           214
   Deere                              35,690         1,499
   Dover                              15,720           751
   Dresser Industries                 24,770           737
   Emerson Electric                   30,965         2,791
   General Electric                  228,080        20,755
   General Instrument*                19,000           470
   General Signal                      6,894           303
   Giddings & Lewis                    4,800            57
   Harnischfeger Industries            6,505           246
   Illinois Tool Works                16,870         1,217
   Ingersoll Rand                     15,070           716
   Kaufman & Broad Home                5,337            69
   NACCO Industries, Cl A              1,225            58
   Pall                               15,893           449
   Parker-Hannifin                    10,252           431
   PULTE                               3,295            84
   Tenneco                            23,612         1,184
   Timken                              4,370           172
   Trinova                             3,915           123
   Tyco Labs                          21,100           910
   Westinghouse Electric              58,080         1,082
   W.W. Grainger                       7,090           498
                                                 ---------
                                                    40,544
                                                 ---------
MEDICAL PRODUCTS & SERVICES -- 10.1%
   Abbott Laboratories               107,860         5,312
   Allergan                            9,000           343
   ALZA*                              11,700           314
   American Home Products             86,840         5,536
   Amgen*                             36,600         2,310
   Bausch & Lomb                       7,780           286
   Baxter International               37,673         1,761
   Becton, Dickinson                  17,160           759
   Beverly Enterprises*               13,685           149
   Biomet*                            16,000           262
   Boston Scientific*                 24,500         1,409
   Bristol-Myers Squibb               69,320         6,681
   C.R. Bard                           7,835           244
   Columbia HCA Healthcare            61,773         3,513
   Community Psychiatric Centers*      6,165            58
   Eli Lilly                          75,510         4,870
   Humana*                            22,400           454

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Johnson & Johnson                 184,040     $   9,432
   Mallinckrodt Group                 10,285           428
   Manor Care                          8,647           332
   Medtronic                          33,120         2,124
   Merck                             168,025        11,825
   Pfizer                             88,720         7,020
   Pharmacia & Upjohn                 70,242         2,897
   Schering Plough                    51,080         3,141
   Sigma Aldrich                       6,900           393
   St. Jude Medical                   11,150           450
   Tenet Healthcare*                  29,860           664
   United States Surgical              8,600           365
   Warner Lambert                     37,420         2,470
                                                 ---------
                                                    75,802
                                                 ---------
METAL & METAL INDUSTRIES -- 1.5%
   Alcan Aluminum                     31,252           938
   Allegheny Teledyne                 24,048           544
   Aluminum Company of America        24,100         1,422
   Armco*                             14,700            66
   Asarco                              5,865           156
   Barrick Gold                       49,300         1,239
   Battle Mountain Gold, Cl A         31,000           240
   Bethlehem Steel*                   15,330           153
   Cyprus AMAX Minerals               12,902           277
   Echo Bay Mines                     19,200           169
   Engelhard                          19,917           458
   Freeport-McMoran Copper &
     Gold, Cl B                       27,000           844
   Homestake Mining                   20,300           297
   Inco                               23,200           713
   Inland Steel Industries             6,665           119
   Newmont Mining                     13,701           647
   Nucor                              12,080           613
   Phelps Dodge                        9,030           579
   Placer Dome Group                  33,029           780
   Reynolds Metals                     8,835           452
   Santa Fe Pacific Gold              18,112           226
   USX-U.S. Steel Group               11,667           333
   Worthington Industries             12,522           250
                                                 ---------
                                                    11,515
                                                 ---------
OIL & GAS -- 8.2%
   Amerada Hess                       12,830           678
   Amoco                              68,695         4,843
   Ashland                             8,925           355
   Atlantic Richfield                 22,180         2,828
   Burlington Resources               17,300           768
   Chevron                            90,120         5,644
   Coastal                            14,602           602
   Exxon                             171,495        14,277
   Helmerich & Payne                   3,395           148
   Kerr McGee                          6,835           416

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Louisiana Land & Exploration        4,740     $     249
   Mobil                              54,445         6,302
   Occidental Petroleum               44,630         1,043
   Oryx Energy*                       14,470           257
   Pennzoil                            6,465           342
   Phillips Petroleum                 36,335         1,553
   Rowan*                             11,705           218
   Royal Dutch Petroleum              74,035        11,559
   Santa Fe Energy Resources*         12,581           179
   Schlumberger                       33,865         2,862
   Sun                                10,170           234
   Texaco                             36,510         3,359
   Unocal                             34,290         1,234
   USX-Marathon Group                 39,735           859
   Western Atlas*                      7,390           460
                                                 ---------
                                                    61,269
                                                 ---------
PAPER & PAPER PRODUCTS -- 1.6%
   Alco Standard                      18,030           899
   Avery Dennison                      7,265           403
   Bemis                               7,290           247
   Boise Cascade                       6,731           229
   Champion International             13,200           606
   International Paper                41,379         1,759
   James River                        11,802           326
   Kimberly-Clark                     38,907         3,429
   Mead                                7,260           426
   Potlatch                            3,970           154
   Stone Container                    13,716           214
   Temple-Inland                       7,690           406
   Union Camp                          9,455           462
   Westvaco                           14,090           417
   Weyerhaeuser                       27,370         1,262
   Willamette Industries               7,600           498
                                                 ---------
                                                    11,737
                                                 ---------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.8%
   Eastman Kodak                      46,565         3,655
   Polaroid                            6,258           275
   Xerox                              44,875         2,406
                                                 ---------
                                                     6,336
                                                 ---------
PRINTING & PUBLISHING -- 1.2%
   American Greetings, Cl A           10,300           295
   Deluxe                             11,355           429
   Dow Jones                          13,400           496
   Gannett                            19,435         1,368
   John H. Harland                     4,250           127
   Knight-Ridder                      13,270           491
   McGraw-Hill                        13,770           587
   Meredith                            3,740           185
   Moore                              13,800           254

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   New York Times, Cl A               13,530     $     457
   R.R. Donnelley & Sons              21,160           682
   Time Warner                        54,064         2,088
   Times Mirror, Cl A                 14,265           635
   Tribune                             8,430           658
                                                 ---------
                                                     8,752
                                                 ---------
PROFESSIONAL SERVICES -- 0.4%
   Dun & Bradstreet                   23,532         1,403
   EG & G                              6,540           117
   H&R Block                          14,270           425
   Service International              32,544           984
                                                 ---------
                                                     2,929
                                                 ---------
RECREATIONAL PRODUCTS & SERVICES -- 1.6%
   Andrew*                             8,310           414
   Bally Entertainment*                7,045           200
   Harrah's Entertainment*            14,185           264
   Hasbro                             11,952           444
   HFS*                               17,000         1,137
   Hilton Hotels                      26,960           765
   ITT*                               16,165           705
   King World Productions*             5,162           190
   Marriott International             17,670           974
   Mattel                             37,777           977
   Walt Disney                        93,667         5,936
                                                 ---------
                                                    12,006
                                                 ---------
RETAIL -- 5.4%
   Albertson's                        34,840         1,468
   American Stores                    20,160           806
   Charming Shoppes*                  14,370            86
   Circuit City Stores                13,500           488
   Darden Restaurants*                21,860           189
   Dayton-Hudson                      29,890           986
   Dillard Department Stores, Cl A    15,720           507
   F.W. Woolworth*                    18,320           378
   Federated Department Stores*       28,700           961
   The Gap                            39,620         1,144
   Giant Food, Cl A                    8,260           281
   Great Atlantic & Pacific Tea        5,265           136
   Harcourt General                   10,066           556
   Home Depot                         66,174         3,764
   J.C. Penney                        31,030         1,679
   Kmart*                             67,080           688
   Kroger*                            17,380           778
   The Limited                        37,412           715
   Longs Drug Stores                   2,695           117
   Lowe's                             23,760           971
   Luby's Cafeterias                   3,355            81
   May Department Stores              34,462         1,676
   McDonald's                         96,600         4,576

STATEMENT OF NET ASSETS
================================================================================
SEI INDEX FUNDS -- SEPTEMBER 30, 1996 (UNAUDITED)



S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Melville                           14,570     $     643
   Mercantile Stores                   5,115           276
   Nordstrom                          11,230           427
   Pep Boys - Manny Moe & Jack         8,550           305
   Price/Costco*                      27,058           555
   Rite Aid                           11,630           422
   Ryan's Family Steak Houses*         7,025            54
   Sears Roebuck                      54,025         2,418
   Shoney's*                           6,615            60
   TJX                                10,110           363
   Toys "R" Us*                       37,765         1,100
   Wal-Mart Stores                   316,720         8,353
   Walgreen                           34,040         1,259
   Wendy's International              17,775           382
   Winn Dixie Stores                  20,960           731
                                                 ---------
                                                    40,379
                                                 ---------
TRANSPORTATION SERVICES -- 1.2%
   Burlington Northern-Santa Fe       21,100         1,780
   CSX                                29,218         1,475
   Caliber System                      5,365            87
   Conrail                            11,210           811
   Consolidated Freightways            6,115           150
   Norfolk Southern                   17,400         1,590
   Ryder System                       11,230           333
   Union Pacific                      33,640         2,464
   Yellow*                             3,920            51
                                                 ---------
                                                     8,741
                                                 ---------
UTILITIES, ELECTRIC & GAS -- 3.7%
   American Electric Power            25,925         1,053
   Baltimore Gas & Electric           20,395           533
   Carolina Power & Light             21,000           724
   Central & South West               29,000           754
   Cinergy                            21,792           673
   Columbia Gas System                 7,615           426
   Consolidated Edison of New York    32,490           902
   Consolidated Natural Gas           13,030           699
   Dominion Resources                 24,575           928
   DTE Energy                         20,035           561
   Duke Power                         28,050         1,308
   Eastern Enterprises                 2,791           105
   Edison International               60,540         1,082
   Enron                              35,060         1,429
   Enserch                             9,535           199
   Entergy                            31,520           851
   FPL Group                          25,328         1,095
   General Public Utilities           16,600           510
   Houston Industries                 36,340           804
   Niagara Mohawk Power*              19,965           160
   Nicor                               6,900           233
   Noram Energy                       18,925           282
   Northern States Power               9,460           441

--------------------------------------------------------------------------------
                                    SHARES/FACE   MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Ohio Edison                        21,035     $     408
   Oneok                               3,800           104
   PECO Energy                        30,775           731
   PP&L Resources                     22,300           488
   Pacific Enterprises                11,742           355
   Pacific Gas & Electric             57,445         1,249
   Pacificorp                         40,600           837
   Panenergy                          21,451           745
   Peoples Energy                      4,840           165
   Public Service Enterprise Group    33,783           904
   Sonat                              11,930           528
   Southern                           93,026         2,105
   Texas Utilities                    31,005         1,229
   UNICOM                             29,795           749
   Union Electric                     14,100           520
   Williams                           14,530           741
                                                 ---------
                                                    27,610
                                                 ---------
Total Common Stocks
   (Cost $499,797,000)                             719,412
                                                 ---------

PREFERRED STOCKS -- 0.0%
INSURANCE -- 0.0%
   Aetna                               1,498           109
                                                 ---------
Total Preferred Stocks
   (Cost $99,000)                                      109
                                                 ---------

U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bill
      5.060%, 12/12/96 (A)            $2,250         2,227
                                                 ---------
Total U.S. Treasury Obligation
   (Cost $2,227,000)                                 2,227
                                                 ---------

REPURCHASE AGREEMENT -- 3.5%
   J.P. Morgan
     5.770%, dated 09/30/96, matures
     10/01/96, repurchase price
     $26,305,328 (collateralized by
     various GNMA obligations
     ranging in par value $550,000 -
     $1,880,548, 7.000%, 08/15/25 -
     05/15/26: total market
     value $26,845,779)               26,301        26,301
                                                 ---------
Total Repurchase Agreement
   (Cost $26,301,000)                               26,301
                                                 ---------
Total Investments -- 99.8%
   (Cost $528,424,000)                             748,049
                                                 ---------
OTHER ASSETS AND LIABILITIES -- 0.2%
   Other assets and liabilities, net                 1,249
                                                 ---------

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                              $749,298
                                                  ========
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   31,457,676 outstanding shares
   of beneficial interest                         $466,876
Portfolio Shares of Class E (unlimited
   authorization -- no par value) based on
   2,264,649 outstanding shares of
   beneficial interest                              47,923
Undistributed net investment income                  3,871
Accumulated net realized gain on investments        10,555
Net unrealized appreciation on futures
   contracts                                           448
Net unrealized appreciation on investments         219,625
                                                 ---------
Total Net Assets-- 100.0%                         $749,298
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                        $22.22
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class E                        $22.19
                                                 =========
  * NON-INCOME PRODUCING SECURITY.
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION



BOND INDEX PORTFOLIO

U.S. TREASURY OBLIGATIONS -- 41.5%
   U.S. Treasury Bonds
     13.125%, 05/15/01                $  525        $  664
     10.750%, 02/15/03                   680           826
     10.750%, 05/15/03                   950         1,159
     12.000%, 05/15/05                   300           403
     10.750%, 08/15/05                   430           544
      7.625%, 02/15/07                   350           363
     12.750%, 11/15/10                   320           448
      9.250%, 02/15/16                   700           863
      8.875%, 02/15/19                   340           409
      8.125%, 08/15/19                   380           425
      8.500%, 02/15/20                   200           232
      7.875%, 02/15/21                 1,000         1,092
      8.000%, 11/15/21                   915         1,014

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   U.S. Treasury Notes
      8.750%, 10/15/97                $  950     $     977
      6.000%, 11/30/97                 2,650         2,653
      8.875%, 11/15/98                 1,720         1,811
      9.125%, 05/15/99                 2,015         2,152
      6.875%, 07/31/99                   300           304
      6.375%, 01/15/00                 1,500         1,502
      5.875%, 11/15/05                   500           472
                                                 ---------
Total U.S. Treasury Obligations
   (Cost $18,325,000)                               18,313
                                                 ---------

U.S. GOVERNMENT AGENCY POOLED
   MORTGAGES -- 29.5%
   FHLMC
      6.000%, 04/01/98                   240           235
      8.500%, 10/01/01                    18            19
      9.000%, 11/01/04                    44            46
      7.500%, 05/01/07                   118           119
      8.500%, 08/01/07                   108           111
      7.000%, 11/01/07                   122           121
      6.500%, 07/01/08                   186           180
      6.000%, 01/01/09                   141           134
      9.000%, 07/01/09                    22            23
      8.500%, 01/01/10                    94            97
      8.000%, 01/01/11                   142           145
      6.500%, 04/01/11                   146           142
      9.500%, 08/01/17                    64            69
     10.500%, 12/01/17                    32            35
      9.500%, 01/01/19                    35            37
     10.500%, 06/01/19                    16            17
      9.500%, 10/01/20                    40            42
      9.500%, 02/01/21                     9             9
      8.000%, 01/01/22                    25            26
      7.500%, 01/01/23                   141           139
      8.500%, 01/01/23                    73            75
      7.500%, 05/01/23                   188           186
      7.000%, 08/01/23                   400           387
      7.000%, 05/01/24                   228           221
      8.000%, 01/01/25                   177           179
      6.500%, 10/01/25                   200           188
      7.500%, 05/01/26                   262           259
      8.000%, 05/01/26                   361           364
   FNMA
      6.500%, 03/01/03                   238           234
      8.250%, 10/12/04                   500           513
      9.000%, 10/01/06                    37            39
      8.500%, 05/01/07                    45            46
      7.500%, 06/01/07                   131           132
      8.000%, 08/01/07                   105           107
      7.500%, 01/01/08                   141           142
      7.000%, 02/01/08                   210           208
      7.000%, 04/01/08                    65            64

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- SEPTEMBER 30, 1996 (UNAUDITED)


BOND INDEX PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
      8.000%, 12/01/08                 $  84      $     85
      6.000%, 12/25/08                   370           351
      6.500%, 03/01/11                   144           139
      6.500%, 04/01/11                   197           191
     10.500%, 03/01/14                    35            39
     10.500%, 06/01/18                    94           104
      8.000%, 02/01/19                    71            71
      9.500%, 07/01/20                    23            24
      9.500%, 02/01/21                    13            14
      8.500%, 03/01/22                   146           149
      8.000%, 06/01/22                   191           193
      8.500%, 10/01/22                    95            97
      7.500%, 01/01/23                   325           321
      8.000%, 05/01/23                   198           200
      7.000%, 06/01/23                   382           368
      6.000%, 12/25/23                   175           160
      6.000%, 01/01/24                   495           451
      8.000%, 01/01/24                    40            41
      7.500%, 01/01/26                   470           465
      6.500%, 02/01/26                   298           280
      7.000%, 03/01/26                   587           567
   GNMA
      8.000%, 10/15/07                    49            49
      9.500%, 09/15/09                    35            37
      6.500%, 03/15/11                   140           136
     11.500%, 04/15/15                    39            44
      8.500%, 02/15/17                    75            77
      9.000%, 04/15/17                   330           346
      8.500%, 05/15/17                   134           138
      9.500%, 07/15/17                    43            46
      9.750%, 10/15/17                    24            26
     10.000%, 09/15/18                    36            40
     11.000%, 10/15/19                     3             3
      9.000%, 11/15/19                   269           282
     10.000%, 02/20/21                    25            27
      9.000%, 08/15/21                    22            23
      8.500%, 11/15/21                   104           107
      8.500%, 11/15/22                    43            44
      7.500%, 01/15/23                   198           196
      7.000%, 05/15/23                   370           356
      8.000%, 09/15/23                   323           326
      7.000%, 11/15/23                   342           330
      6.500%, 02/15/24                   330           308
      7.500%, 02/15/26                   234           231
      7.500%, 03/15/26                   457           451
                                                 ---------
Total U.S. Government Agency Pooled
   Mortgages
   (Cost $13,318,000)                               13,023
                                                 ---------
CORPORATE BONDS -- 17.1%
   Associates NA
      5.600%, 01/15/01                   300           285
   Baltimore Gas & Electric
      7.250%, 07/01/02                   200           203

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Banc One
      7.250%, 08/01/02                $  200        $  203
   BankAmerica
      6.000%, 07/15/97                   500           500
   BP America
      8.875%, 12/01/97                   200           206
   Cabot
      8.340%, 08/05/22                   500           516
   Campbell Soup
      8.875%, 05/01/21                   300           343
   Chase Manhattan
      8.625%, 05/01/02                   150           161
   Commonwealth Edison
      6.500%, 04/15/00                   250           246
   ConAgra
      7.400%, 09/15/04                   260           260
   First Union
      7.050%, 08/01/05                   500           490
   Grand Metropolitan Investment
      8.000%, 09/15/22                   100           104
   Integra Financial
      8.500%, 05/15/02                   250           267
   J.P. Morgan
      5.750%, 10/15/08                   200           175
   Manufacturers Hanover
      8.500%, 02/15/99                   200           208
   New York Telephone
      8.625%, 11/15/10                   200           222
   Public Service of Colorado
      7.125%, 06/01/06                   200           199
   R.R. Donnelley & Sons
      9.125%, 12/01/00                   239           259
   Rockwell International
      6.750%, 09/15/02                   150           149
   Sprint
      9.250%, 04/15/22                   300           348
   Tenneco
      9.875%, 02/01/01                   250           275
   Texaco Capital
      9.000%, 12/15/99                   200           214
   Texas Utilities
      6.750%, 03/01/03                   300           293
   Union Electric
      5.500%, 03/01/97                   345           344
   Union Oil California
      9.150%, 02/15/06                   350           393
   Virginia Electric & Power
      7.250%, 03/01/97                   165           166
   Wells Fargo
      8.375%, 05/15/02                   230           244
   Whirlpool
      9.100%, 02/01/08                   250           283
                                                 ---------
Total Corporate Bonds
   (Cost $7,483,000)                                 7,556
                                                 ---------
8

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
YANKEE BONDS -- 3.4%
   International Bank
      8.250%, 09/01/16                $  200     $     220
   Landeskredit Bank
      7.875%, 04/15/04                   250           262
   Quebec Province
      8.625%, 01/19/05                   500           541
   Republic of Ireland
      7.875%, 12/01/01                   200           208
   Santander Financial
      7.750%, 05/15/05                   150           153
   Tokyo Metropolis
      8.700%, 10/05/99                   125           132
                                                 ---------
Total Yankee Bonds
   (Cost $1,535,000)                                 1,516
                                                 ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.8%
   FHLB
      8.220%, 05/29/98                   125           129
      5.440%, 10/15/03                   150           139
   FHLMC
      7.900%, 09/19/01                   250           263
   FNMA
      8.200%, 03/10/98                   225           231
      8.450%, 07/12/99                   200           210
      9.050%, 04/10/00                   200           215
      8.250%, 12/18/00                    50            53
      7.500%, 02/11/02                   100           104
      0.000%, 07/05/14                   415           114
     10.350%, 12/10/15                   290           379
   Resolution Funding Corporation
      8.875%, 04/15/30                   230           281
                                                 ---------
Total U.S. Government Agency Obligations
   (Cost $2,059,000)                                 2,118
                                                 ---------
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.5%
   Lehman Brothers
     5.330%, dated 09/30/96, matures
     10/01/96, repurchase price
     $1,123,652 (collateralized by
     U.S. Treasury Note, par value
     $1,159,788, 6.000%, matures
     09/30/98: total market
     value $1,157,977)                $1,123     $   1,123
                                                 ---------
Total Repurchase Agreement
   (Cost $1,123,000)                                 1,123
                                                 ---------
Total Investments -- 98.8%
   (Cost $43,843,000)                               43,649
                                                 ---------
OTHER ASSETS AND LIABILITIES -- 1.2%
   Other assets and liabilities, net                   510
                                                 ---------
NET ASSETS -- 100.0%                               $44,159
                                                 =========
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 4,372,251 outstanding shares
   of beneficial interest                          $45,361
Accumulated net realized loss on investments        (1,008)
Net unrealized depreciation on investments            (194)
                                                 ---------
Total Net Assets -- 100.0%                         $44,159
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $10.10
                                                 =========
FHLB--FEDERAL HOME LOAN BANK
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
================================================================================
SEI INDEX FUNDS -- FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 1996 (UNAUDITED)

                                                                                      ------------       ----------
                                                                                         S&P 500            BOND
                                                                                          INDEX             INDEX
                                                                                        PORTFOLIO         PORTFOLIO
                                                                                      ------------       ----------
INVESTMENT INCOME:
   Dividends                                                                          $    7,402          $     --
   Interest                                                                                1,024             1,586
                                                                                      ----------          --------
   Total Investment Income                                                                 8,426             1,586
                                                                                      ----------          --------
EXPENSES:
   Management Fees                                                                           753                84
   Waiver of Management Fees                                                                (214)              (25)
   Investment Advisory Fees                                                                  103                17
   Custodian/Wire Agent Fees                                                                  54                 4
   Trustee Fees                                                                               10                 1
   Pricing Fees                                                                                8                 1
   Professional Fees                                                                          33                 2
   Registration Fees                                                                          26                 2
   Distribution Fees                                                                          15                 1
   Shareholder Servicing Fees--Class E (1)                                                    21                --
   Printing Expense                                                                           44                 4
   Other Expenses                                                                             24                --
                                                                                      ----------          --------
   Total Expenses                                                                            877                91
                                                                                      ----------          --------
NET INVESTMENT INCOME                                                                      7,549             1,495
                                                                                      ----------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) from Securities Sold                                           1,976              (304)
   Net Realized Gain from Futures Contracts                                                2,032                --
                                                                                      ----------          --------
   Net Realized Gain (Loss) from Security Transactions                                     4,008              (304)
                                                                                      ----------          --------
   Change in Unrealized Appreciation (Depreciation) on Investment Securities              39,031              (309)
   Change in Unrealized Appreciation on Futures Contracts                                    330                --
                                                                                      ----------          --------
   Net Change in Unrealized Appreciation (Depreciation) on Investments                    39,361              (309)
                                                                                      ----------          --------
   Net Realized and Unrealized Gain (Loss) on Investments                                 43,369              (613)
                                                                                      ----------          --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $   50,918          $    882
                                                                                      ==========          ========

(1) FEES ARE INCURRED AT THE CLASS E LEVEL ONLY.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
================================================================================
SEI INDEX FUNDS -- FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 1996 (UNAUDITED) AND FOR THE YEAR ENDED MARCH 31, 1996.

                                                                              -------------------    -------------------
                                                                                 S&P 500 INDEX          BOND INDEX
                                                                                   PORTFOLIO             PORTFOLIO
                                                                              -------------------    -------------------
                                                                              4/1/96-     4/1/95-    4/1/96-    4/1/95-
                                                                              9/30/96     3/31/96    9/30/96    3/31/96
                                                                              -------     -------    -------    --------
OPERATIONS:
   Net Investment Income                                                      $ 7,549   $ 12,377     $ 1,495    $ 2,753
   Net Realized Gain (Loss) from Security Transactions                          4,008     10,434        (304)       342
   Net Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                                     39,361    122,078        (309)     1,178
                                                                              -------   --------     -------    -------
   Net Increase in Net Assets Resulting from Operations                        50,918    144,889         882      4,273
                                                                              -------   --------     -------    -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                                                                   (6,774)   (10,329)     (1,734)    (2,767)
     Class E                                                                     (164)        --          --         --
   Net Realized Gain:
     Class A                                                                       --     (8,827)         --         --
     Class E                                                                       --         --          --         --
                                                                              -------   --------     -------    -------
   Total Distributions                                                         (6,938)   (19,156)     (1,734)    (2,767)
                                                                              -------   --------     -------    -------
CAPITAL SHARE TRANSACTIONS:*
CLASS A:
   Shares Issued                                                              134,336    324,157       6,880     24,406
   Shares Issued in Lieu of Cash Distributions                                  3,354     10,239         541        561
   Shares Redeemed                                                           (110,831)  (287,592)    (13,595)   (20,931)
                                                                             --------   --------     -------    -------
   Net Increase (Decrease) from Class A Transactions                           26,859     46,804      (6,174)     4,036
                                                                             --------   --------     -------    -------
CLASS E:
   Shares Issued                                                               46,605      3,243          --         --
   Shares Issued in Lieu of Cash Distributions                                    157         --          --         --
   Shares Redeemed                                                             (1,876)      (219)         --         --
                                                                             --------   --------    --------   --------
   Net Increase from Class E Transactions                                      44,886      3,024          --         --
                                                                             --------   --------    --------   --------
   Net Increase (Decrease) from Capital Share Transactions                     71,745     49,828      (6,174)     4,036
                                                                             --------   --------    --------   --------
   Net Increase (Decrease) in Net Assets                                      115,725    175,561      (7,026)     5,542
                                                                             --------   --------    --------   --------
NET ASSETS:
   Beginning of Period                                                        633,573    458,012      51,185     45,643
                                                                             --------   --------    --------   --------
   End of Period (including undistributed net investment
     income of $3,871; $3,261; $0 and $238)                                  $749,298   $633,573     $44,159   $ 51,185
                                                                             ========   ========    ========   ========
*SHARES ISSUED AND REDEEMED:
CLASS A:
   Shares Issued                                                                6,362     16,895         682      2,354
   Shares Issued in Lieu of Cash Distributions                                    157        532          54         54
   Shares Redeemed                                                             (5,470)   (15,159)     (1,351)    (2,033)
                                                                             --------   --------     -------    -------
   Total Class A Transactions                                                   1,049      2,268        (615)       375
                                                                             --------   --------     -------    -------
CLASS E:
   Shares Issued                                                                2,201        155          --         --
   Shares Issued in Lieu of Cash Distributions                                      7         --          --         --
   Shares Redeemed                                                                (88)       (11)         --         --
                                                                             --------   --------     -------    -------
   Total Class E Transactions                                                   2,120        144          --         --
                                                                             --------   --------     -------    -------
   Increase (Decrease) in Capital Shares                                        3,169      2,412        (615)       375
                                                                             ========   ========     =======    =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
================================================================================
SEI INDEX FUNDS -- FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED SEPTEMBER
                   30, 1996 (UNAUDITED) AND FOR THE YEAR ENDED MARCH 31.


                                NET REALIZED
         NET ASSET                  AND         DISTRIBUTIONS  DISTRIBUTIONS                                      RATIO OF
          VALUE,      NET        UNREALIZED       FROM NET          FROM      NET ASSET           NET ASSETS      EXPENSES
        BEGINNING INVESTMENT  GAINS OR (LOSSES)  INVESTMENT       CAPITAL    VALUE, END   TOTAL     END OF       TO AVERAGE
        OF PERIOD   INCOME      ON SECURITIES      INCOME          GAINS     OF PERIOD   RETURN   PERIOD (000)   NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
------------------------
S&P 500 INDEX PORTFOLIO
------------------------
  CLASS A
  1996*  $20.88     $0.23          $ 1.33           $(0.22)       $   --        $22.22    7.53%**   $699,036         0.25%
  1996    16.40      0.44            4.72            (0.37)        (0.31)        20.88   31.88%      630,566         0.25%
  1995    15.07      0.42            1.79            (0.42)        (0.46)        16.40   15.26%      458,012         0.25%
  1994    15.80      0.43           (0.22)           (0.42)        (0.52)        15.07    1.19%      424,647         0.25%
  1993    14.17      0.40            1.69            (0.40)        (0.06)        15.80   14.97%      675,484         0.25%
  1992    13.43      0.40            1.01            (0.41)        (0.26)        14.17   10.71%      470,847         0.25%
  Class E
  1996*  $20.87     $0.28          $ 1.26           $(0.22)       $   --        $22.19    7.41%**   $ 50,262         0.40%
  1996(1) 20.82        --            0.05               --            --         20.87    0.24%**      3,007         0.46%

---------------------
BOND INDEX PORTFOLIO
---------------------
  1996*  $10.26     $0.31          $(0.11)          $(0.36)       $   --        $10.10    2.04%**   $ 44,159         0.38%
  1996(2)  9.90      0.64            0.36            (0.64)           --         10.26   10.31%       51,185         0.38%
  1995    10.09      0.63           (0.20)           (0.62)           --          9.90    4.54%       45,643         0.38%
  1994    10.43      0.56           (0.33)           (0.57)           --         10.09    2.10%       56,161         0.38%
  1993     9.87      0.66            0.56            (0.66)           --         10.43   12.73%       56,032         0.38%
  1992     9.73      0.73            0.15            (0.74)           --          9.87    9.48%       38,449         0.38%

                                       RATIO OF
                            RATIO    NET INVESTMENT
         RATIO OF NET   OF EXPENSES     INCOME
          INVESTMENT     TO AVERAGE    TO AVERAGE
            INCOME        NET ASSETS    NET ASSETS   PORTFOLIO   AVERAGE
          TO AVERAGE     (EXCLUDING   (EXCLUDING     TURNOVER   COMMISSION
          NET ASSETS      WAIVERS)      WAIVERS)       RATE       RATE+
--------------------------------------------------------------------------

------------------------
S&P 500 INDEX PORTFOLIO
------------------------
  CLASS A
  1996*      2.21%          0.31%         2.15%          1%      $0.0231
  1996       2.31%          0.35%         2.21%          3%        n/a
  1995       2.69%          0.35%         2.59%          4%        n/a
  1994       2.57%          0.33%         2.49%         23%        n/a
  1993       2.75%          0.35%         2.65%          1%        n/a
  1992       2.99%          0.34%         2.90%          1%        n/a
  CLASS E
  1996*      2.09%          0.46%         2.03%          1%      $0.0231
  1996(1)    0.97%          0.58%         0.85%          3%        n/a

---------------------
BOND INDEX PORTFOLIO
---------------------
  1996*      6.24%          0.49%         6.13%         25%        n/a
  1996(2)    6.20%          0.48%         6.10%         59%        n/a
  1995       6.33%          0.48%         6.23%         21%        n/a
  1994       5.35%          0.47%         5.26%         55%        n/a
  1993       6.49%          0.45%         6.42%        115%        n/a
  1992       7.45%          0.51%         7.32%         99%        n/a

 *  FOR THE PERIOD ENDED 9/30/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN
    ANNUALIZED.
**  TOTAL RETURN HAS NOT BEEN ANNUALIZED.
 + AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.
(1) S&P 500 INDEX CLASS E SHARES WERE OFFERED BEGINNING FEBRUARY 28, 1996. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(2) THE INVESTMENT ADVISER WAS CHANGED FROM WORLD ASSET MANAGEMENT TO MELLON BOND ASSOCIATES EFFECTIVE 10/2/96.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI INDEX FUNDS -- SEPTEMBER 30, 1996 (UNAUDITED)



1.   ORGANIZATION:
SEI Index Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated March 6, 1985. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with two portfolios: the S&P 500 Index Portfolio and the Bond Index Portfolio (the "Portfolios"). The Trust's prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The Trust is registered to offer Class A and Class E shares of the S&P 500 Index Portfolio and Class A shares of the Bond Index Portfolio. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.

2.   SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Portfolios.
     SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
     FEDERAL INCOME TAXES -- It is each Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code. Accordingly, no provisions for Federal income taxes are required in the accompanying financial statements.
     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Portfolios are accreted and amortized to maturity using a method which approximates the effective interest method.
     REPURCHASE AGREEMENTS -- Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of the Repurchase Agreements and procedures adopted by the Manager and adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.
     FUTURES CONTRACTS -- The S&P 500 Index Portfolio invests in S&P 500 futures contracts. For each S&P 500 futures contract, the Portfolio pledges Treasury bills with the broker valued at approximately $10,000 per contract. Subsequent payments to and from the broker are made on a daily basis or upon expiration or closing of the position, as the value of the S&P 500 Index fluctuates. These fluctuations make the positions in the futures contracts more or less valuable, which results in gains or losses to the Portfolio. The S&P 500 Index Portfolio's investment in S&P 500 Index futures contracts is designed to assist the Portfolio in more closely approximating the performance of the S&P 500 Index. Risks of entering into S&P 500 Index futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Should the S&P 500 Index move unexpectedly, the Portfolio may not receive the anticipated benefits from the S&P 500 Index futures contracts and may realize a loss.
     CLASSES -- Class specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI Index Funds -- September 30, 1996 (Unaudited)


     EXPENSES -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Fund are prorated to the portfolios on the basis of relative net assets.
     NET ASSET VALUE PER SHARE -- The net asset value per share of each Portfolio is calculated on each business day. In general, it is computed by dividing the assets of each Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.

3.   TRANSACTIONS WITH AFFILIATES:
The Trust and SEI Fund Management (the "Manager") are parties to management agreements (the "Management Agreement") for the S&P 500 Index Portfolio and Bond Index Portfolio dated July 25, 1986 and January 20, 1986, respectively, under which the Manager provides management, administrative, transfer agent, and shareholder services to the Portfolios for an annual fee equal to .22% of the average daily net assets of the S&P 500 Index Portfolio and .35% of average daily net assets of the Bond Index Portfolio. The Manager has agreed to waive its fee so that the total annual expenses of each Portfolio will not exceed the lower of the maximum limitations established by certain states or voluntary expense limitations adopted by the Manager. In the event that the total annual expenses of a Portfolio, after reflecting a waiver of all fees by the Manager, exceed the specific limitation, the Manager has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Manager's sole discretion.
     Certain officers of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers is paid by the Manager.
     SEI Financial Services Company ("the Distributor"), a wholly-owned subsidiary of SEI Corporation and a registered broker-dealer, acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted shareholder servicing plans (the "Plans") for its Class A and Class E shares pursuant to which shareholder servicing fees of up to .25% or .15%, respectively, of the average daily net assets attributable to the particular class of shares are paid to the Distributor. Under the Plans, the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. Under the Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

4.   INVESTMENT ADVISORY AGREEMENT:
     Under an investment advisory agreement (the "Advisory Agreement"), dated January 31, 1995, World Asset Management serves as the Investment Adviser of the S&P 500 Index Portfolio. For its services as Investment Adviser, World Asset Management receives a monthly fee at an annual rate of .03% of the average daily net assets of the S&P 500 Index Portfolio. Mellon Bond Associates serves as the Investment Adviser of the Bond Index Portfolio under an advisory agreement dated October 2, 1995. For its services as Investment Adviser, Mellon Bond Associates receives a monthly fee at an annual rate of .07% of the average daily net assets of the Bond Index Portfolio.

5.   INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the period ended September 30, 1996, were as follows:

                              U.S.
                           GOVERNMENT
                           SECURITIES      ALL OTHER          TOTAL
                              (000)          (000)            (000)
                           ----------      ---------        -------
                                   S&P 500 INDEX PORTFOLIO
Purchases                    $  --          $85,376         $85,376
Sales                           --            5,246           5,246
                                     BOND INDEX PORTFOLIO
Purchases                   $10,397         $  986          $11,383
Sales                        16,548            685           17,233

     On September 30, 1996, the total cost of securities for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on securities at September 30, 1996, for each Portfolio is as follows:

                                                          NET
                                                      UNREALIZED
                         APPRECIATED   DEPRECIATED   APPRECIATION/
                         SECURITIES     SECURITIES  (DEPRECIATION)
                            (000)          (000)         (000)
                         -----------   ------------ --------------
S&P 500 Index Portfolio   $234,483       $(14,410)     $220,073
Bond Index Portfolio           518           (712)         (194)

     The Bond Index Portfolio invests primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The ability of the issuers of the repurchase agreements and other bonds held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry, state or region. The market value of the Portfolio's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. The following is a summary of credit quality ratings for securities held by the Portfolio at September 30, 1996.
                                                   % OF
                                                 PORTFOLIO
                MOODY'S                            VALUE
             ------------                       ----------
U.S. Government Securities ..................     76.64%
Repurchase Agreements .......................      2.57%
Other Bonds .................................
     Aaa ....................................      1.41%
     Aa .....................................      3.13%
     A ......................................     11.25%
     Baa ....................................      5.00%
                                                --------
                                                 100.00%
                                                ========

     At March 31, 1996, the Bond Index Portfolio had capital loss carryforwards to the extent provided in the regulations for Federal income tax as follows:

     CAPITAL LOSS
       CARRYOVER     EXPIRES       EXPIRES      EXPIRES
        3/31/96       1997          2003         2004
    -------------  ----------    ---------    ----------
       $672,000      $57,000      $514,000     $101,000


6.   FUTURES CONTRACTS:
A summary of the open S&P 500 Index futures contracts held by the S&P 500 Index Portfolio at September 30, 1996 is as follows:
                                                  UNREALIZED
  NUMBER OF     TRADE       FACE      SETTLEMENT  GAIN/(LOSS)
  CONTRACTS     PRICE      AMOUNT        MONTH       (000)
 -----------  --------    --------   ------------ -----------
     10       $668.97      $5,000     Dec. 1996     $112
     10        669.02       5,000     Dec. 1996      112
     10        675.92       5,000     Dec. 1996       78
     10        675.97       5,000     Dec. 1996       77
     10        684.02       5,000     Dec. 1996       37
     10        685.97       5,000     Dec. 1996       27
      1        686.52         500     Dec. 1996        3
      1        687.77         500     Dec. 1996        2
      1        687.92         500     Dec. 1996        2
      1        688.77         500     Dec. 1996        1
      1        690.02         500     Dec. 1996        1
      2        690.75       1,000     Dec. 1996        1
      3        691.02       1,500     Dec. 1996        0
      1        691.37         500     Dec. 1996        0
     10        692.02       5,000     Dec. 1996       (3)
      2        691.97       1,000     Dec. 1996       (1)
      1        692.52         500     Dec. 1996       (1)
      1        691.52         500     Dec. 1996        0
                                                    ----
                                                    $448
                                                    ====
                                                                              15

SHAREHOLDER VOTING RESULTS
================================================================================
SEPTEMBER 30, 1996--(UNAUDITED)


March 20, 1996
--------------
     There was a special meeting scheduled for July 5, 1996 at which the shareholders of the SEI Index Funds voted on a proposal to elect a Board of Trustees. Due to a lack of quorum on July 5, 1996, the meeting was adjourned until August 14, 1996. The name of each Trustee elected at the meeting and the results of the Shareholder Vote are listed below. There are no additional trustees whose term of office continued after the meeting.

     PROPOSAL 1: To consider and act upon a proposal to elect a Board of Trustees.

     TRUSTEE                   SHARES VOTED "FOR"    SHARES WITHHELD AUTHORITY
     --------                 --------------------  ----------------------------
     Robert A. Nesher              33,381,170                60,227
     Frank E. Morris               33,381,170                60,227
     William M. Doran              33,381,170                60,227
     F. Wendell Gooch              33,381,170                60,227
     James M. Storey               33,381,170                60,227
     George J. Sullivan, Jr.       33,381,170                60,227

===================
SEI INDEX FUNDS
===================
SEMI-ANNUAL REPORT
===================
SEPTEMBER 30, 1996 (UNAUDITED)

Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
David G. Lee
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Stephen G. Meyer
CONTROLLER AND CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Joseph M. Lydon
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Barbara A. Nugent
VICE PRESIDENT, ASSISTANT SECRETARY
Marc H. Cahn
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY
John H. Grady, Jr.
ASSISTANT SECRETARY

INVESTMENT ADVISERS
World Asset Management
Mellon Bond Associates

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management

DISTRIBUTOR
SEI Financial Services Company

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP












THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

SEI Logo
[GRAPHIC OMITTED]
Financial
Services
Company
680 East Swedesford Road
Wayne, PA 19087-1658
800-DIAL-SEI/800-342-5734

SEI-F-040-06